Fair Value Measurements Nonrecurring Measurements (Details) - USD ($) $ in Millions		3 Months Ended							9 Months Ended	12 Months Ended
		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Sep. 30, 2015	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill		$ 1,098								$ 1,098		$ 0	$ 0
Impairment of equity-method investments										1,359		0	$ 0
Central [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill										250
Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill										848
West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill										0
Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill		$ 1,098							$ 0
Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate		11.00%
Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate		13.00%
Goodwill [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West G & P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of goodwill		$ 0
Property, plant, and equipment, net [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets										145		52
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets	[1]									31		10
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of certain assets										114		42
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Central [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Assets Held-for-sale, Long Lived, Fair Value Disclosure	[2]						$ 1					1
Impairment of Long-Lived Assets to be Disposed of	[2]						12
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	[3]					$ 17	32	$ 46				$ 32
Impairment of certain assets	[3]					$ 20	$ 13	$ 17
Property, plant, and equipment, net [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | West [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Property, Plant, and Equipment, Fair Value Disclosure	[4]	13								13
Impairment of certain assets	[4]	94
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Impairment of equity-method investments										1,359
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Central And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments, Fair Value Disclosure		4,017	[5]	$ 1,203	[6]				$ 1,203 [6]	4,017	[5]
Impairment of equity-method investments		$ 890	[5]	$ 461	[6]
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Central And Northeast G&P [Member] | Minimum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate		10.80%
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Central And Northeast G&P [Member] | Maximum [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate		14.40%
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Delaware Basin Gas Gathering System [Member] | Central And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate				11.80%
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Appalachia Midstream Investments [Member] | Central And Northeast G&P [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Fair Value Inputs, Discount Rate				8.80%
Investments [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 3 [Member] | Other Investments [Member]
Fair Value Assets Measured On Nonrecurring Basis [Abstract]
Investments, Fair Value Disclosure		$ 58								$ 58
Impairment of equity-method investments		$ 8

[1]	Reflects multiple individually insignificant impairments of other certain assets that may no longer be in use or are surplus in nature for which the fair value was determined to be zero or an insignificant salvage value. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).
[2]	Reflects impairment charges for our Central segment associated with certain surplus equipment considered held for sale and reported in Other current assets in the Consolidated Balance Sheet. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).
[3]	Reflects impairment charges for our Northeast G&P segment associated with certain surplus equipment. Certain of these assets were previously presented as held for sale, but are now considered held for use and reported in Property, plant, and equipment – net in the Consolidated Balance Sheet at December 31, 2015. The estimated fair value was determined by a market approach based on our analysis of observable inputs in the principal market. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss).
[4]	Reflects an impairment charge within our West segment associated with previously capitalized project development costs for a gas processing plant, the completion of which is now considered remote due to unfavorable impact of low natural gas prices on customer drilling activities. These impairment charges are recorded in Other (income) expense – net within Costs and expenses in the Consolidated Statement of Comprehensive Income (Loss). The assessed fair value primarily represents the estimated salvage value of certain equipment measured using a market approach based on our analysis of observable inputs in the principal market and is reported in Property, plant, and equipment – net in the Consolidated Balance Sheet.
[5]	Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and Northeast G&P’s UEOM and Laurel Mountain investments, as well as certain of the Appalachia Midstream Investments, all reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized ranged from 10.8 percent to 14.4 percent and reflected further fourth quarter increases in our cost of capital, revised estimates of expected future cash flows, and risks associated with the underlying businesses.
[6]	Reflects other-than-temporary impairment charges related to equity-method investments in Central’s Delaware basin gas gathering system and certain of the Appalachia Midstream Investments in Northeast G&P reflected within Impairment of equity-method investments in the Consolidated Statement of Comprehensive Income (Loss). The historical carrying value of these investments was initially recorded based on estimated fair value during the third quarter of 2014 in conjunction with the ACMP Acquisition. We estimated the fair value of these investments using an income approach based on expected future cash flows and appropriate discount rates. The determination of estimated future cash flows involved significant assumptions regarding gathering volumes and related capital spending. Discount rates utilized were 11.8 percent and 8.8 percent for the Delaware basin gas gathering system and certain of the Appalachia Midstream Investments, respectively, and reflected our cost of capital as impacted by market conditions, and risks associated with the underlying businesses.